Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 12 – Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2008, and is subject to examination by the various state taxing authorities for years after 2007.

The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Tax-related interest income	$24	$100	$500

Tax-related interest receivable and payable included in the consolidated balance sheets are shown in the table below (in thousands):

	2012	2011
Tax-related interest receivable (payable)	$—	$6

The Company had no uncertain tax liabilities at December 31, 2012, or at any time during 2012. The Company expects no change in unrecognized tax benefits in the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in 2011 is as follows (thousands of dollars):

2011
Unrecognized tax benefits at beginning of year	$1,445
Gross increases – tax positions in prior period	—
Gross decreases – tax positions in prior period	—
Gross increases – current period tax positions	—
Gross decreases – current period tax positions	—
Settlements	—
Lapse of statute of limitations	(1,445)

Unrecognized tax benefits at end of year	$—

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Current:
Federal	$2,296	$(265)	$4,204
State	5,744	2,122	4,442

	8,040	1,857	8,646

Deferred:
Federal	65,551	58,584	44,778
State	1,685	2,862	1,501

	67,236	61,446	46,279

Total income tax expense	$75,276	$63,303	$54,925

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Deferred federal and state:
Property-related items	$64,249	$51,710	$43,420
Purchased gas cost adjustments	1,755	(92)	(315)
Employee benefits	564	11,766	8,753
All other deferred	1,529	(1,070)	(4,711)

Total deferred federal and state	68,097	62,314	47,147
Deferred ITC, net	(861)	(868)	(868)

Total deferred income tax expense	$67,236	$61,446	$46,279

The consolidated effective income tax rate for the period ended December 31, 2012 and the two prior periods differ from the federal statutory income tax rate. The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2012	2011	2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.6	2.7	2.8
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	—	(0.9)	(0.3)
Tax credits	(0.4)	(0.6)	(0.5)
Company owned life insurance	(1.3)	(0.1)	(2.3)
All other differences	0.1	(0.1)	(0.2)

Consolidated effective income tax rate	36.2%	36.2%	34.7%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2012	2011
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,211	$3,743
Employee benefits	27,097	24,605
Alternative minimum tax credit	18,467	17,411
Net operating losses and credits	36,206	59,096
Interest rate swap	11,164	13,352
Other	17,866	15,099
Valuation allowance	(141)	(142)

	113,870	133,164

Deferred tax liabilities:
Property-related items, including accelerated depreciation	652,380	611,022
Regulatory balancing accounts	2,498	743
Property-related items previously flowed through	1,729	2,797
Unamortized ITC	5,131	5,992
Debt-related costs	4,602	4,379
Other	16,626	11,914

	682,966	636,847

Net deferred tax liabilities	$569,096	$503,683

Current	$(47,088)	$(53,435)
Noncurrent	616,184	557,118

Net deferred tax liabilities	$569,096	$503,683

At December 31, 2012, the Company has a federal net operating loss carryforward of $103 million and a federal general business credit carryforward of $306,000, both of which expire in 2031. The Company also has a net capital loss carryforward of $320,000, which expires in 2016. The Company also has charitable contribution carryforwards of $892,000 and $743,000, which expire in 2016 and 2017, respectively. On January 2, 2013, the American Taxpayer Relief Act of 2012 (“Taxpayer Relief Act”) was signed into law. The Taxpayer Relief Act extended the availability of the 50% bonus depreciation deduction through 2013. As a result, the Company will not utilize any of the current alternative minimum tax credit in 2013.